Description of the Plan (Details) - EBP 008	12 Months Ended
	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Automatic deferral rate	8.00%
Automatic deferral rate, annual increase	1.00%
Maximum vesting age | year	65
Employer contribution, fixed rate contribution	$ 6,093,153		$ 4,888,718
Maximum employer stock owned percentage	25.00%
Vesting service period	3 years
Vesting percentage	100.00%
Minimum borrowing, amount	$ 1,000	$ 1,000
Maximum borrowing, amount	$ 50,000	$ 50,000
Maximum borrowing, to total account, percentage	50.00%	50.00%
Maximum number of loans | loan	1
Basis spread on variable rate	1.00%
Participant administrative fee	$ 100
Participant loan fee	75
Administrative expense, gross	265,582		199,145
Forfeited nonvested account	83,738	$ 83,738	12,833
Forfeited nonvested account, decrease from employer contribution	$ 160,000		$ 320,000
Non-Bargaining Employee
EBP, Description of Plan [Line Items]
Matching percentage	60.00%
Participant compensation matched, percentage	8.00%
Eligible Non-Bargaining Unit Employees
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	5.00%
SiEnergy Employees
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage		3.65%
Maximum participant compensation matched		$ 350,000
SiEnergy Employees | EBP, Employer Contribution, Matching Trance One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
SiEnergy Employees | EBP, Employer Contribution, Matching Trance Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Bargaining Employee
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	8.00%
Eligible Bargaining Unit Employees
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	4.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	0.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	8.00%
Maximum | Non-Bargaining Employee
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.80%
Maximum | SiEnergy Employees
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%
Maximum | Bargaining Employee
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%